Property and Equipment, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, net	Property and Equipment, net
Property and equipment, net consisted of the following at December 31, 2023 and 2022 (in thousands):

	December 31, 2023	December 31, 2022
Equipment	$7,629	$7,595
Finance lease assets	7,974	9,283
Furniture and fixtures	173	173
Company vehicles	2,102	1,389
Leasehold improvements	1,401	1,401
Computers, software and related equipment	3,091	2,865
Construction in progress	292	346
Property and equipment, gross	22,662	23,052
Accumulated depreciation	(8,002)	(4,471)
Property and equipment, net	$14,660	$18,581
Depreciation expense during the years ended December 31, 2023 and 2022 totaled approximately $3.3 million and $2.1 million, respectively.
Property and Equipment, net
Property and equipment, net consisted of the following at June 30, 2024 and December 31, 2023 (in thousands):

	June 30, 2024	December 31, 2023
Equipment	$7,749	$7,629
Finance lease assets	7,784	7,974
Furniture and fixtures	173	173
Company vehicles	2,397	2,102
Leasehold improvements	1,401	1,401
Computers, software and related equipment	3,128	3,091
Construction in progress	292	292
Property and equipment, gross	22,924	22,662
Accumulated depreciation	(9,936)	(8,002)
Property and equipment, net	$12,988	$14,660
Depreciation expense during the three months ended June 30, 2024 and 2023, totaled $0.9 million and $0.4 million, respectively. Depreciation expense during the six months ended June 30, 2024 and 2023, totaled $1.8 million and $1.4 million, respectively.